UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2017

Item 1. Reports to Stockholders.

Annual Report
March 31, 2017

AlphaClone Alternative Alpha ETF
Ticker: ALFA

AlphaClone International ETF
Ticker: ALFI

AlphaClone ETFs

AlphaClone Alternative Alpha ETF

Dear ALFA Shareholders,

I would like to start by thanking you for your investment in the AlphaClone Alternative Alpha ETF (“ALFA” or the “Fund”).  This is the Annual Report to Shareholders that covers the period April 1, 2016 through March 31, 2017.

For the fiscal year ended March 31, 2017, the ALFA market price return was 13.33% and its NAV return was 13.09%.  During the same time period, the S&P 500 Index (“SPX”), a broad market index had a total return of 17.17%.  Since the Fund’s inception on May 31, 2012 to March 31, 2017, the Fund’s total return was 9.30% annualized vs. a total return of 15.35% annualized for SPX.  The index which underlies the Fund (the “Index”) is designed to favor investments by hedge fund and institutional investors based on the efficacy of replicating their publicly disclosed positions and selecting the high conviction equities from those managers with the highest rankings.

The methodology of the Index is designed to continuously score the world’s most established investment managers based on the efficacy of following their publicly disclosed holdings.  This approach allows the Index to continually adjust and reflect the collective sentiment of managers it tracks.  The Fund’s biggest winner came from the overweight healthcare sector with Wave Life Sciences, Ltd. returning 106.13%; as well as the overweight consumer discretionary sector with Pampa Energia SA – Sponsored ADR returning 80.41%, the third best performing security was NetEase, Inc. – ADR, returning 78.31%.  The Fund’s biggest loser for the year was Signet Jewelers Ltd., returning a negative 35.01% and Allergan PLC, returning a negative 30.13%.

While the markets have performed very well over the last 12 months, the Index is also built to automatically hedge should the markets sour over a protracted period (multiple months).  The Index’s dynamic hedge is triggered when SPX closes below its 200 day moving average at any month end.  When the hedge is triggered the Index will move to an S&P 500 neutral posture until SPX closes above its 200 day moving average at any month end.  While we believe this should provide a hedge against a protracted market down-cycle, the strategy could still be susceptible to sudden, dramatic shocks and reversals should they occur.

Thank you again for the confidence you have placed in us and for the opportunity to manage your assets in the Fund.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts

AlphaClone Alternative Alpha ETF

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

Investments involve risk. Principal loss is possible. The AlphaClone Alternative Alpha ETF (the “Fund”) has the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. The Fund can make short sales of securities, which involves the risk that losses in securities may exceed the original amount invested in a security. Investments by the Fund in derivatives involve risks different from, in certain cares, greater than the risks presented by more traditional investments.  Real Estate Investment Trusts (“REITs”) may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income. Investments in securities of Master Limited Partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments. The performance of the Fund may diverge from that of the Index. Because the Fund employs a representative sampling strategy and may also invest up to 20% of its assets in securities that are not included in the Index, or may overweight or underweight certain components of the Index, it may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. Outside the Index construction rules, the Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

AlphaClone, Inc. (the “Index Provider”) and the Fund are in no way affiliated with the hedge funds and/or institutional investors whose public filings are utilized to derive the index’s constituents. Public filings may not disclose all an investment manager’s positions.

The AlphaClone Hedge Fund Downside Hedged Index (the “Index”) represents equity securities that are favored by hedge funds and institutional investors in their public disclosures. The Index is equal weighted with an overlap bias which gives a security held by twice the number of managers twice the weight. The Index is reconstituted quarterly and can vary between being long only and market neutral. The Index’s adjustment in long/short positions does not guarantee against market loss. You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

Opinions expressed are those of the Fund manager and are subject to change, are not guaranteed and should not be considered investment advice.

The S&P 500 Index (the “SPX”) is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Exchange Traded Concepts LLC is the Adviser to AlphaClone Alternative Alpha ETF which is distributed by Quasar Distributors LLC. Quasar is not affiliated with Exchange Traded Concepts LLC or Alpha Clone, Inc.

AlphaClone International ETF

Dear ALFI Shareholders,

I would like to start by thanking you for your investment in the AlphaClone International ETF (“ALFI” or the “Fund”).  This is the Annual Report to Shareholders that covers the period from April 1, 2016 through March 31, 2017 (the “Period”).

Over the twelve month period April 1, 2016 to March 31, 2017, the Fund’s market price return was 11.30% and its NAV return was 10.37%.  During the same time period, the MSCI ACWI Ex USA Index, a broad index of international stocks, had a return of 13.13%.

The index which underlies the Fund (the “Index”) is designed to favor international companies to which hedge funds and institutional investors have disclosed significant exposure through American Depositary Receipts (“ADRs”).  The Index methodology, developed by AlphaClone, Inc., ranks hedge funds and institutional investors based on the efficacy of replicating their publicity disclosed positions. ADRs are selected from those managers with the highest ranking, or “Clone Score”. This approach allows the Index to continually adjust and reflect the collective sentiment of managers it tracks.  The Index is also risk managed in that it can vary between being long only and market hedged based on certain rules-driven relative price targets tied to a broad market index.

Over the Period and relative the MSCI ACWI Ex USA Index, the Fund has been overweight in the healthcare and technology sectors and underweight in the financial services and basic materials sectors.  Fund holdings as of March 31, 2017 that represented the biggest percentage gainers include Vale SA returning 42.42%, NetEase Inc. returning 35.47% and New Oriental Education returning 29.68%.  Fund holdings as of March 31, 2017 that represented the biggest percentage losers include Teva Pharmaceutical returning a negative 61.20%, Novo-Nordisk AS returning a negative 51.53% and Vodafone Group returning a negative 19.2%. Geographically relative to the MSCI ACWI Ex USA Index, during the Period, the Fund has been overweight in China and the United Kingdom and underweight in mainland Europe and Japan.

The Index is built to automatically hedge should the markets sour over a protracted period (multiple months).  The Index’s dynamic hedge is triggered when the S&P 500 Index (“SPX”), closes below its 200 day moving average at any month end.  When the hedge is triggered the Index will move to an MSCI EAFE Index neutral posture. The hedge is removed when SPX closes above its 200 day moving average at any month end. While we believe this should provide a hedge against a protracted market down-cycle, the strategy could still be susceptible to sudden, dramatic shocks and reversals.  The Index’s hedge was not triggered during the annual period ended March 31, 2017.

AlphaClone International ETF

Thank you again for the confidence you have placed in us and for the opportunity to manage your assets in the Fund.

Sincerely,

Mazin S. Jadallah
Chief Executive Officer
AlphaClone, Inc.

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

Investments involve risk. Principal loss is possible. The AlphaClone International ETF (the “Fund”) has the same risks as the underlying securities traded on the exchange through out the day. Redemptions are limited and often commission are charged on each trade. ETFs may trade at a premium or discount to their net asset value. The Fund can make short sales of securities, which involves the risk that losses in securities may exceed the original amount invested in a security. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified Fund. The performance of the Fund may diverge from that of the Index. Because the Fund employs a representative sampling strategy and may also invest up to 20% of its assets in securities that are not included in the Index, or may overweight or underweight certain components of the Index, it may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investing in ADRs that provide exposure to securities traded in developing or emerging markets has more risk such as increased volatility, relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the ADRs and the value of your Fund shares. Investing in small cap companies involves additional risks such as limited liquidity and greater volatility than large companies. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. Outside the Index construction rules, the Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund. Please see the prospectus for additional risks.

AlphaClone, Inc. (“AlphaClone”) and the Fund are in no way affiliated with the hedge funds and/or institutional investors whose public filings are utilized to derive the Index’s constituents. Public filings may not disclose all an investment manager’s positions.

The AlphaClone International Downside Hedged Index (the “Index”) represents equity ADR securities that are favored by hedge funds and institutional investors in their public disclosures. The Index is equal weighted with an overlap bias which gives a security held by twice the number of managers twice the weight. The Index is reconstituted quarterly and can vary between being long only and market hedged (neutral to the MSCI EAFE Index). The Index’s adjustment in long/short positions does not guarantee the prevention of market loss. You cannot invest directly in an index.

AlphaClone International ETF

The S&P 500 Index is an unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The MSCI EAFE Index and the MSCI ACWI Ex USA Index are unmanaged market indexes generally considered representative of international stock markets as a whole. It is not possible to invest directly in an index.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for complete Fund holdings.

Opinions expressed are those of the Fund manager and are subject to change, are not guaranteed and should not be considered investment advice.

The AlphaClone International ETF is distributed by Quasar Distributors, LLC. The Fund’s investment adviser is AlphaClone , Inc. (“AlphaClone”). AlphaClone owns the index that underlies the Fund. Quasar is not affiliated with AlphaClone. The AlphaClone logo is a service mark of AlphaClone, Inc.

AlphaClone Alternative Alpha ETF

Growth of $10,000
(Unaudited)

			Since
Average Returns			Inception
Period Ending March 31, 2017	1 Year	3 Years	5/30/12
AlphaClone Alternative Alpha – NAV	13.09%	(0.09)%	9.30%
AlphaClone Alternative Alpha – Market	13.33%	(0.02)%	9.34%
AlphaClone Hedge Fund Downside Hedge Index	14.03%	0.58%	10.15%
S&P 500 Index	17.17%	10.37%	15.35%

This chart illustrates the performance of the hypothetical $10,000 investment made on May 30, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestments of capital gains and dividends.

AlphaClone International ETF

Growth of $10,000
(Unaudited)

		Since
Average Returns		Inception
Period Ending March 31, 2017	1 Year	11/9/15
AlphaClone International ETF – NAV	10.37%	4.77%
AlphaClone International ETF – Market	11.30%	5.01%
AlphaClone International Downside Hedge Index	11.78%	6.30%
MSCI ACWI Ex USA	13.13%	7.17%

This chart illustrates the performance of the hypothetical $10,000 investment made on November 9, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestments of capital gains and dividends.

AlphaClone ETFs

PORTFOLIO ALLOCATION
As of March 31, 2017 (Unaudited)

AlphaClone Alternative Alpha ETF
Percentage of
Sector	Net Assets
Information Technology	27.7%
Consumer Discretionary	17.4
Financials	15.4
Industrials	11.8
Consumer Staples	8.9
Health Care	8.6
Real Estate	3.9
Energy	2.9
Short-Term Investments	2.2
Materials	2.2
Utilities	1.0
Liabilities in Excess of Other Assets	(2.0)
TOTAL	100.0%

AlphaClone International ETF
Percentage of
Country	Net Assets
China	26.6%
United Kingdom	13.8
Netherlands	10.3
Ireland	8.4
Mexico	7.6
Taiwan, Province of China	5.1
Switzerland	4.8
Israel	4.4
India	3.8
France	3.8
Brazil	3.4
Spain	1.3
Germany	1.3
Luxembourg	1.3
Belgium	1.2
Denmark	1.2
Hong Kong	1.2
Short-Term Investments	0.3
Assets in Excess of Liabilities	0.2
TOTAL	100.0%

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
March 31, 2017

Shares	Security Description	Value

	COMMON STOCKS – 98.8%

	Consumer Discretionary – 17.4%
1,811	Amazon.com, Inc. (a)	$1,605,524
1,945	Buffalo Wild Wings, Inc. (a)	297,099
4,695	Charter Communications, Inc. (a)	1,536,767
8,103	Comcast Corporation	304,592
8,191	General Motors Company	289,634
2,096	Home Depot, Inc.	307,756
8,379	Liberty Global plc (a)	293,600
159	NVR, Inc. (a)+	334,994
2,763	Walt Disney Company	313,296
		5,283,262
	Consumer Staples – 8.9%
2,791	Anheuser-Busch Inbev SA – ADR	306,340
14,898	Conagra Brands, Inc.	600,985
1,936	Constellation Brands, Inc.	313,768
3,369	Procter & Gamble Company	302,705
8,879	Revlon, Inc. (a)	247,280
4,953	Reynolds American, Inc.	312,138
5,769	Sysco Corporation	299,526
10,913	US Foods Holding Corporation (a)	305,346
		2,688,088
	Energy – 2.9%
117,631	Gran Tierra Energy, Inc. (a)+	310,546
24,639	Ring Energy, Inc. (a)	266,594
9,105	Tenaris SA – ADR	310,845
		887,985
	Financials – 14.4%
24,739	Bank Of America Corporation	583,593
8,989	Berkshire Hathaway, Inc. (a)	1,498,287
7,110	CIT Group, Inc.	305,232
1,221	Goldman Sachs Group, Inc.	280,488
29,238	MBIA, Inc. (a)	247,646
12,823	TriState Capital Holdings, Inc. (a)	299,417
5,511	U.S. Bancorp	283,816
15,868	Wells Fargo & Company	883,213
		4,381,692

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
March 31, 2017 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Health Care – 8.6%
1,241	Allergan plc	$296,500
16,881	AtriCure, Inc. (a)	323,271
6,030	Baxter International, Inc.	312,716
3,680	Eli Lilly & Company	309,525
2,240	Jazz Pharmaceuticals plc (a)	325,091
3,632	Perrigo Company plc	241,128
1,631	TESARO, Inc. (a)	250,962
2,016	United Therapeutics Corporation (a)	272,926
10,650	Wave Life Sciences, Ltd. (a)+	292,875
		2,624,994
	Industrials – 11.8%
15,065	BMC Stock Holdings, Inc. (a)	340,469
9,064	Douglas Dynamics, Inc.	277,812
3,690	Dycom Industries, Inc. (a)	342,985
1,604	General Dynamics Corporation	300,269
3,252	IDEX Corporation	304,095
15,957	IES Holdings, Inc. (a)	288,822
5,323	Jacobs Engineering Group, Inc.	294,255
7,532	MasTec, Inc. (a)	301,657
8,576	SkyWest, Inc.	293,728
1,200	TransDigm Group, Inc.	264,192
8,096	United Continental Holdings, Inc. (a)	571,901
		3,580,185
	Information Technology[t] – 27.7%
33,131	Agilysys, Inc. (a)	313,088
360	Alphabet, Inc. (a)	305,208
54,993	Angie’s List, Inc. (a)	313,460
8,965	Apple, Inc.	1,287,912
3,469	Autodesk, Inc. (a)	299,964
1,761	Baidu, Inc. – ADR (a)	303,808
8,039	Blackhawk Network Holdings, Inc. (a)	326,383
4,583	CDK Global, Inc.	297,941
5,133	CDW Corporation	296,225
2,236	Facebook, Inc. (a)	317,624
3,222	LogMeIn, Inc.	314,145

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
March 31, 2017 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Information Technology (Continued)
18,997	Microsoft Corporation	$1,251,142
4,571	MKS Instruments, Inc.	314,256
2,965	NXP Semiconductors NV (a)	306,878
7,124	Oracle Corporation	317,802
10,470	Visa, Inc.	930,469
15,326	Western Union Company	311,884
5,184	Xilinx, Inc.	300,102
6,669	Yahoo!, Inc. (a)	309,508
		8,417,799
	Materials – 2.2%
3,434	Celanese Corporation	308,545
8,958	Chemours Company	344,883
		653,428
	Real Estate – 3.9%
2,698	American Tower Corporation#	327,915
4,945	Simon Property Group, Inc.#	850,689
		1,178,604
	Utilities – 1.0%
9,523	FirstEnergy Corporation	303,022
	TOTAL COMMON STOCKS (Cost $28,975,962)	29,999,059

	CLOSED-END FUNDS – 1.0%

	Financials – 1.0%
17,145	Ares Capital Corporation	297,980
	TOTAL CLOSED-END FUNDS (Cost $305,353)	297,980

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

SCHEDULE OF INVESTMENTS
March 31, 2017 (Continued)

Shares	Security Description	Value

	SHORT-TERM INVESTMENTS – 2.2%
66,550	Invesco Short-Term Investments Trust – Government
	& Agency Portfolio, Institutional Class, 0.61%*	$66,550
599,744	First American Government
	Obligations Fund, Class Z, 0.60%*^	599,744
	TOTAL SHORT-TERM INVESTMENTS (Cost $666,294)	666,294
	Total Investments (Cost $29,947,609) – 102.0%	30,963,333
	Liabilities in Excess of Other Assets – (2.0)%	(617,396)
	TOTAL NET ASSETS – 100.0%	$30,345,937

Percentages are stated as a percent of net assets.

*	Rate shown is the annualized seven-day yield as of March 31, 2017.
(a)	Non-income producing security.
ADR	American Depositary Receipt
+	All or a portion of this security is on loan as of March 31, 2017. Total value of securities on loan is $583,054.
^	Investment purchased with cash proceeds from securities lending. Total cash collateral has a value of $599,744 as of March 31, 2017.
#	Real Estate Investment Trust (“REIT”)
[t]	The Fund is significantly invested in this sector and therefore is subject to additional risks. See Note 8 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AlphaClone International ETF

SCHEDULE OF INVESTMENTS
March 31, 2017

Shares	Security Description	Value

	COMMON STOCKS – 98.4%

	Belgium – 1.2%
238	Anheuser-Busch Inbev SA – ADR	$26,123

	Brazil – 2.3%
2,567	Petroleo Brasileiro SA Petrobras – ADR (a)	24,874
2,414	Vale SA – ADR	22,933
		47,807
	China[t] – 26.6%
799	58.com, Inc. – ADR (a)	28,277
1,002	Alibaba Group Holding, Ltd. – ADR (a)	108,046
599	Baidu, Inc. – ADR (a)	103,339
2,161	Ctrip.com International, Ltd. – ADR (a)	106,213
3,374	JD.com, Inc. – ADR (a)	104,965
1,604	Melco Crown Entertainment, Ltd. – ADR	29,738
172	NetEase, Inc. – ADR	48,848
531	New Oriental Education &
	Technology Group, Inc. – ADR (a)	32,062
		561,488
	Denmark – 1.2%
726	Novo Nordisk AS – ADR	24,887

	France – 3.8%
1,211	Sanofi – ADR	54,798
518	Total SA – ADR	26,117
		80,915
	Germany – 1.3%
278	SAP SE – ADR	27,291

	Hong Kong – 1.2%
217	CNOOC, Ltd. – ADR	25,997

	India – 3.8%
726	HDFC Bank, Ltd. – ADR	54,610
3,114	ICICI Bank, Ltd. – ADR	26,780
		81,390

The accompanying notes are an integral part of these financial statements.

AlphaClone International ETF

SCHEDULE OF INVESTMENTS
March 31, 2017 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Ireland – 8.4%
959	Ryanair Holdings plc – ADR (a)	$79,578
567	Shire plc – ADR	98,788
		178,366
	Israel – 4.4%
2,917	Teva Pharmaceutical Industries, Ltd. – ADR	93,607

	Luxembourg – 1.3%
774	Tenaris SA – ADR	26,424

	Mexico – 7.6%
315	Fomento Economico Mexicano SAB de CV – ADR	27,884
3,446	Grupo Financiero Santander
	Mexico SAB de CV – ADR	31,117
3,890	Grupo Televisa SAB – ADR	100,907
		159,908
	Netherlands – 10.3%
634	ASML Holding NV – ADR	84,195
2,000	Royal Dutch Shell plc – ADR	105,460
547	Unilever NV – ADR	27,175
		216,830
	Spain – 1.3%
1,486	Grifols SA – ADR	28,048

	Switzerland – 4.8%
1,004	Novartis AG – ADR	74,567
304	Syngenta AG – ADR	26,904
		101,471
	Taiwan, Province of China – 5.1%
3,284	Taiwan Semiconductor Manufacturing
	Company, Ltd. – ADR	107,847

	United Kingdom – 13.8%
886	AstraZeneca plc – ADR	27,590
1,546	BP plc – ADR	53,368
452	Diageo plc – ADR	52,242
626	GlaxoSmithKline plc – ADR	26,392

The accompanying notes are an integral part of these financial statements.

AlphaClone International ETF

SCHEDULE OF INVESTMENTS
March 31, 2017 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	United Kingdom (Continued)
208	GW Pharmaceuticals plc – ADR (a)	$25,156
1,088	Unilever plc – ADR	53,682
2,042	Vodafone Group plc – ADR	53,970
		292,400
	TOTAL COMMON STOCKS (Cost $2,025,039)	2,080,799

	PREFERRED STOCKS – 1.1%

	Brazil – 1.1%
2,003	Itau Unibanco Holding SA – ADR	24,176
	TOTAL PREFERRED STOCKS (Cost $20,012)	24,176

	SHORT-TERM INVESTMENTS – 0.3%
5,269	Invesco Short-Term Investment Trust –
	Treasury Portfolio, Institutional Class, 0.59%*	5,269
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,269)	5,269
	Total Investments (Cost $2,050,320) – 99.8%	2,110,244
	Other Assets in Excess of Liabilities – 0.2%	4,403
	TOTAL NET ASSETS – 100.0%	$2,114,647

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of March 31, 2017.
[t]	The Fund is significantly invested in this country and therefore is subject to additional risks. See Note 8 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

AlphaClone ETFs

STATEMENTS OF ASSETS & LIABILITIES
At March 31, 2017

	AlphaClone	AlphaClone
	Alternative	International
	Alpha ETF	ETF
ASSETS
Cash	$—	$928
Investments in securities, at value*+	30,963,333	2,110,244
Dividends and interest receivable	6,314	5,163
Securities lending income receivable	611	—
Total assets	30,970,258	2,116,335

LIABILITIES
Collateral received for securities loaned	599,744	—
Management fees payable	24,577	1,688
Total liabilities	624,321	1,688

NET ASSETS	$30,345,937	$2,114,647

Net assets consist of:
Paid-in capital	$72,961,616	$2,192,223
Undistributed (accumulated) net
investment income (loss)	—	7,613
Accumulated net realized gain (loss)
on investments and securities sold short	(43,631,403)	(145,113)
Net unrealized appreciation (depreciation)
on investments	1,015,724	59,924
Net assets	$30,345,937	$2,114,647

Net assets value:
Net assets	$30,345,937	$2,114,647
Shares outstanding^	800,000	100,000
Net asset value, offering and
redemption price per share	$37.93	$21.15
* Identified Cost:
Investments in securities	$29,947,609	$2,050,320

^	No par value, unlimited number of shares authorized.
+	Including securities on loan of $583,054 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

AlphaClone ETFs

STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2017

	AlphaClone	AlphaClone
	Alternative	International
	Alpha ETF	ETF
INCOME
Dividends*	$601,022	$64,579
Interest	933	17
Securities lending income	21,562	—
Total investment income	623,517	64,596

EXPENSES
Management fees	486,253	31,765
Broker interest expense	7,653	79
Total expenses	493,906	31,844
Net investment income (loss)	129,611	32,752

REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	1,079,378	127,890
Securities sold short	(2,465,552)	51,313
Change in unrealized appreciation (depreciation) on:
Investments	4,506,790	106,192
Securities sold short	2,102,537	(17,868)
Net realized and unrealized
gain (loss) on investments	5,223,153	267,527
Net increase (decrease) in net assets
resulting from operations	$5,352,764	$300,279

*	Net of foreign taxes withheld of $1,941 and $8,268, respectively.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2017	March 31, 2016
OPERATIONS
Net investment income (loss)	$129,611	$(1,054,210)
Net realized gain (loss) on investments
and securities sold short	(1,386,174)	(35,566,987)
Change in unrealized appreciation
(depreciation) on investments and
securities sold short	6,609,327	(11,041,646)
Net increase (decrease) in net assets
resulting from operations	5,352,764	(47,662,843)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	3,670,610	133,607,915
Payments for shares redeemed	(74,275,425)	(121,367,730)
Net increase (decrease) in net assets
derived from capital
share transactions (a)	(70,604,815)	12,240,185
Net increase (decrease) in net assets	$(65,252,051)	$(35,422,658)

NET ASSETS
Beginning of year	$95,597,988	$131,020,646
End of year	$30,345,937	$95,597,988
Undistributed (accumulated) net
investment income (loss)	$—	$(47,478)

(a)	A summary of capital share transactions is as follows:

	Year Ended	Year Ended
	March 31, 2017	March 31, 2016
	Shares	Shares
Subscriptions	100,000	3,000,000
Redemptions	(2,150,000)	(3,050,000)
Net increase (decrease)	(2,050,000)	(50,000)

The accompanying notes are an integral part of these financial statements.

AlphaClone International ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	March 31, 2017	March 31, 2016*
OPERATIONS
Net investment income (loss)	$32,752	$601
Net realized gain (loss) on investments
and securities sold short	179,203	(29,108)
Change in unrealized appreciation
(depreciation) on investments and
securities sold short	88,324	(28,400)
Net increase (decrease) in net assets
resulting from operations	300,279	(56,907)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(25,232)	(508)
Total distributions to shareholders	(25,232)	(508)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	3,973,825	2,956,605
Payments for shares redeemed	(5,033,415)	—
Net increase (decrease) in net assets
derived from capital
share transactions (a)	(1,059,590)	2,956,605
Net increase (decrease) in net assets	$(784,543)	$2,899,190

NET ASSETS
Beginning of year/period	$2,899,190	$—
End of year/period	$2,114,647	$2,899,190
Undistributed (accumulated) net
investment income (loss)	$7,613	$93

(a)	A summary of capital share transactions is as follows:

	Year Ended	Period Ended
	March 31, 2017	March 31, 2016*
	Shares	Shares
Subscriptions	200,000	150,000
Redemptions	(250,000)	—
Net increase (decrease)	(50,000)	150,000

*	Fund commenced operations on November 9, 2015. The information presented is for the period from November 9, 2015 to March 31, 2016.

The accompanying notes are an integral part of these financial statements.

AlphaClone Alternative Alpha ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

					Period
					Ended
	Year Ended March 31,				March 31,
	2017	2016	2015	2014	2013(1)
Net asset value,
beginning of year/period	$33.54	$45.18	$38.04	$30.81	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.09	(0.29)	(0.06)	0.03	0.09
Net realized and unrealized
gain (loss) on investments	4.30	(11.35)	7.20	7.58	5.78
Total from investment operations	4.39	(11.64)	7.14	7.61	5.87

DISTRIBUTIONS:
Distributions from:
Net investment income	—	—	— (5)	— (5)	(0.06)
Net realized gain	—	—	—	(0.38)	—
Total distributions	—	—	—	(0.38)	(0.06)

Net asset value, end of year/period	$37.93	$33.54	$45.18	$38.04	$30.81

Total return	13.09%	(25.76)%	18.78%	24.79%	23.51	%(3)

SUPPLEMENTAL DATA:
Net assets at
end of year/period (000’s)	$30,346	$95,598	$131,021	$87,487	$10,782

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.97%	2.19%	0.95%	0.95%	0.95	%(4)
Ratio of expenses excluding dividend
and interest expense on short
positions to average net assets	0.95%	0.95%	0.95%	0.95%	0.95	%(4)
Net investment income
to average net assets	0.25%	(0.70)%	(0.14)%	0.08%	0.35	%(4)
Net investment income
excluding dividend and
interest expense on short
positions to average net assets	0.27%	0.54%	(0.14)%	0.08%	0.35	%(4)
Portfolio turnover rate(6)	183%	194%	78%	66%	205	%(3)

(1)	Commencement of operations on May 30, 2012.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Less than 0.005 per share.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AlphaClone International ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Year Ended	Period Ended
	March 31, 2017	March 31, 2016(1)
Net asset value, beginning of year/period	$19.33	$20.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.20	0.01
Net realized and unrealized gain (loss) on investments	1.79	(0.67)
Total from investment operations	1.99	(0.66)

DISTRIBUTIONS:
Distributions from:
Net investment income	(0.17)	(0.01)
Total distributions	(0.17)	(0.01)

Net asset value, end of year/period	$21.15	$19.33

Total return	10.37%	(3.33	)%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$2,115	$2,899

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.95%	1.28	%(4)
Expenses excluding interest expense on
short positions to average net assets	0.95%	0.95	%(4)
Net investment income to average net assets	0.98%	0.08	%(4)
Net investment income excluding interest expense
on short positions to average net assets	0.98%	0.41	%(4)
Portfolio turnover rate(5)	88%	53	%(3)

(1)	Commencement of operations on November 9, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2017

NOTE 1 – ORGANIZATION

AlphaClone Alternative Alpha ETF and AlphaClone International ETF (individually each a “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the AlphaClone Alternative Alpha ETF is to track the price and yield, before fees and expenses, of the AlphaClone Hedge Fund Downside Hedged Index. The objective of the AlphaClone International ETF is to track the total return performance, before fees and expenses, of the AlphaClone International Downside Hedge Index.  AlphaClone Alternative Alpha ETF, a diversified fund, commenced operations on May 30, 2012, and AlphaClone International ETF, a non-diversified fund, commenced operations on November 9, 2015.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds, and securities sold short that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2017  (Continued)

market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2017  (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2017:

AlphaClone Alternative Alpha ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$29,999,059	$—	$—	$29,999,059
Closed-End Funds	297,980	—	—	297,980
Short-Term
Investments	666,294	—	—	666,294
Total Investments
in Securities	$30,963,333	$—	$—	$30,963,333

^ See Schedule of Investments for breakout of investments by sector classification.

AlphaClone International ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,080,799	$—	$—	$2,080,799
Preferred Stocks	24,176	—	—	24,176
Short-Term
Investments	5,269	—	—	5,269
Total Investments
in Securities	$2,110,244	$—	$—	$2,110,244

^ See Schedule of Investments for breakout of investments by country.

Transfers between levels are recognized at the end of the reporting period. During the year ended March 31, 2017, the Funds did not recognize any transfers to or from Levels 1, 2, or 3.
B.
Federal Income Taxes. The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required.  As of and during the year ended March 31, 2017, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2017  (Continued)

As of and during the year ended March 31, 2017, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year ended March 31, 2017, the Funds did not incur any interest or penalties.

C.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in Publicly Traded Partnerships generally are comprised of ordinary income and return of capital from the partnerships. The Funds allocate distributions between investment income and return of capital based on estimates. Such estimates are based on information provided by each partnership and other industry sources. These estimates may subsequently be revised based on actual allocations received from partnerships after their tax reporting periods are concluded, as the actual character of these distributions are not known until after the fiscal year end of the Funds.

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2017  (Continued)

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. The Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

E.
Short Positions. A Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Funds maintain segregated assets consisting of cash, cash equivalents, and liquid securities. These segregated assets are valued consistently with Note 2A above. The Funds held no securities sold short on March 31, 2017.

F.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities by the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

G.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2017  (Continued)

H.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for creation units of each Fund is equal to the Fund’s NAV per share.

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in kind, partnerships, net operating loss, and return of capital. For the year ended March 31, 2017, the following table shows the reclassifications made:

	Undistributed Net	Accumulated
	Investment	Net Realized	Paid-In
	Income/(Loss)	Gain/(Loss)	Capital
AlphaClone Alternative
Alpha ETF	$(82,133)	$(1,107,902)	$1,190,035
AlphaClone International ETF	—	(295,208)	295,208

During the year ended March 31, 2017, AlphaClone Alternative Alpha ETF and AlphaClone International ETF realized $2,830,171 and $367,133 in net capital gains resulting from in-kind redemptions, respectively, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

K.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to March 31, 2017, that materially impacted the amounts or disclosures in the Funds’ financial statements.

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2017  (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC. (an “Adviser”), serves as the investment adviser to AlphaClone Alternative Alpha ETF.  AlphaClone, Inc. (an “Adviser”) serves as the investment adviser to AlphaClone International ETF.  Pursuant to the Investment Advisory Agreements (“Advisory Agreements”) between the Trust, on behalf of the Funds, and the Advisers, the Advisers provide investment advice to the Funds and oversee the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Advisers are also responsible for arranging, in consultation with Vident Investment Advisory, LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Advisers administer each Funds’ business affairs, provide office facilities and equipment and certain clerical, bookkeeping and administrative services. Each Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, each fund pays its Adviser 0.95% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian, transfer agent and fund accountant. USBFS also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – SECURITIES LENDING

AlphaClone Alternative Alpha ETF may lend up to 33⅓% of the value of the securities in its portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Custodian, who also serves as the securities lending agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2017  (Continued)

and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of March 31, 2017, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of March 31, 2017, the value of the securities on loan and payable for collateral due to custodian were as follows:

	Value of	Collateral
	Securities on Loan	Received*
AlphaClone Alternative Alpha ETF	$583,054	$599,744

*
The cash collateral received was invested in the First American Government Obligation Fund, Class Z as shown on the Schedule of Investments, a money market fund with an overnight and continuous maturity.

Fees and interest income earned on collateral investments and recognized by the Fund at the year ended March 31, 2017, was $21,562.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowing listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the year ended March 31, 2017, purchases and sales of securities by the Funds, excluding short-term securities and in-kind redemptions were as follows:

	Purchases	Sales
AlphaClone Alternative Alpha ETF	$95,956,930	$100,700,670
AlphaClone International ETF	2,885,636	3,003,988

During the year ended March 31, 2017, there were no purchases or sales of U.S. Government securities.

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2017  (Continued)

During the year ended March 31, 2017, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
AlphaClone Alternative Alpha ETF	$3,647,007	$74,017,295
AlphaClone International ETF	3,961,177	4,989,870

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at March 31, 2017 were as follows:

	AlphaClone	AlphaClone
	Alternative	International
	Alpha ETF	ETF
Tax cost of investments	$29,949,195	$2,067,430
Gross tax unrealized appreciation	1,881,633	176,564
Gross tax unrealized depreciation	(867,495)	(133,750)
Net unrealized
appreciation/(depreciation)	1,014,138	42,814
Undistributed ordinary income	—	7,613
Undistributed long term capital gains	—	—
Total distributable earnings	—	7,613
Other accumulated gain/(loss)	(43,629,817)	(128,003)
Total accumulated gain/(loss)	$(42,615,679)	$(77,576)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

As of March 31, 2017, the Funds deferred, on a tax basis, no post-October or late-year ordinary losses.

At March 31, 2017, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
AlphaClone Alternative Alpha ETF	$(41,053,550)	$(2,576,267)	Indefinite
AlphaClone International ETF	(103,593)	(24,410)	Indefinite

The tax character of distributions paid by the Funds during the fiscal year ended March 31, 2017 was as follows:

	Ordinary Income	Capital Gains
AlphaClone Alternative Alpha ETF	$ —	$—
AlphaClone International ETF	25,232	—

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2017  (Continued)

The tax character of distributions paid by the Funds during the fiscal year ended March 31, 2016 was as follows:

	Ordinary Income	Capital Gains
AlphaClone Alternative Alpha ETF	$ —	$ —
AlphaClone International ETF	508	—

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $200, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction.  There were no variable fees received during the period. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.  All shares of the Funds have equal rights and privileges.

NOTE 8 – CONCENTRATION RISKS

To the extent the Funds invest more heavily in particular sectors or regions of the economy, their performance will be especially sensitive to developments that significantly affect those sectors or regions.

AlphaClone ETFs

NOTES TO FINANCIAL STATEMENTS
March 31, 2017  (Continued)

Information Technology Sector Risk. AlphaClone Alternative Alpha ETF invests in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Geographic Investment Risk. To the extent a Fund invests a significant portion of its assets in ADRs with underlying Shares organized, listed or domiciled in a single country or region, the Fund is more likely to be impacted by events or conditions affecting that country or region. AlphaClone International ETF currently invests a significant portion of its assets in ADRs with underlying shares organized, listed or domiciled in China, which subjects the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is a developing market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the past 25 years, the Chinese government has undertaken reform of economic and market practices and expansion of the sphere for private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

AlphaClone ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AlphaClone Alternative Alpha ETF and AlphaClone International ETF and Board of Trustees of ETF Series Solutions

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AlphaClone Alternative Alpha ETF and AlphaClone International ETF (the “Funds”), each a series of ETF Series Solutions, as of March 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended for AlphaClone Alternative Alpha ETF, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended for AlphaClone International ETF.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AlphaClone Alternative Alpha ETF and AlphaClone International ETF as of March 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two periods in the period then ended, and the financial highlights for each of the periods as indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.

Cleveland, Ohio
May 24, 2017

AlphaClone ETFs

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	15	None
Born: 1967	and	term;	USBFS (since 2013);
	Chairman	Trustee	Managing Director of
		since	Index Services, Zacks
		2014;	Investment Management
		Chairman	(2011–2013).
since
2013
Independent Trustees
Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	15	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (wealth		Portfolio
	and		management firm)		Series (37
	Audit		(2000–2011).		portfolios);
	Committee				Director,
	Chairman				Anchor
Bancorp
Wisconsin,
Inc.
(2011–2013).

Ronald T. Beckman, CPA	Trustee	Indefinite	Retired; formerly Audit	15	None
Born: 1947	and	term;	Partner specializing in
	Nominating	since	investment management,
	Committee	2012	PricewaterhouseCoopers
	Chairman		LLP (1972–2004).

David A. Massart	Trustee	Indefinite	Co-Founder, President and	15	Independent
Born: 1967		term;	Chief Investment Strategist,		Trustee,
		since	Next Generation Wealth		Managed
		2012	Management, Inc.		Portfolio
			(since 2005).		Series (37
portfolios).

AlphaClone ETFs
TRUSTEES AND OFFICERS
(Unaudited)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Fund	Served	Principal Occupation(s) During Past Five Years

Principal Officers of the Trust

Paul R. Fearday, CPA	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1979	and	term;	(since 2008); Manager, PricewaterhouseCoopers LLP
	Assistant	President	(accounting firm) (2002–2008).
	Treasurer	and
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D. Barolsky, Esq.	Vice	Indefinite	Vice President, USBFS (since 2012); Associate,
Born: 1981	President	term;	Thompson Hine LLP (law firm) (2008–2012).
	and	since 2014
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, USBFS (since 2015);
Born: 1982	Compliance	term;	Vice President, USBFS (2014–2015); Assistant Vice
	Officer	since 2015	President, USBFS (2011–2014).
Kristen M. Weitzel, CPA	Treasurer	Indefinite	Vice President, USBFS (since 2015); Assistant Vice
Born: 1977		term;	President, USBFS (2011–2015); Manager,
		since 2014	PricewaterhouseCoopers LLP (accounting firm)
		(other roles	(2005–2011).
since 2013)

Stacie L. Lamb, Esq.	Assistant	Indefinite	Assistant Vice President, USBFS (since 2013);
Born: 1982	Secretary	term;	Compliance Representative, Quasar Distributors, LLC
		since 2015	(2011–2013).

The Statement of Additional Information includes additional information about the Trustees as is available without charge, up on request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.alphaclonefunds.com.

AlphaClone ETFs

EXPENSE EXAMPLE
For the Six-Months Ended March 31, 2017 (Unaudited)

As a shareholder of AlphaClone Alternative Alpha ETF and AlphaClone International ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2016 – March 31, 2017).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

AlphaClone ETFs

EXPENSE EXAMPLE
For the Six-Months Ended March 31, 2017 (Unaudited) (Continued)

AlphaClone Alternative Alpha ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	October 1, 2016	March 31, 2017	During the Period(1)
Actual	$1,000.00	$1,054.90	$4.87
Hypothetical (5% annual	$1,000.00	$1,020.19	$4.78
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio, 0.95%, multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 182 days, and divided by the number of days in the most recent twelve-month period, 365 days.

AlphaClone International ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	October 1, 2016	March 31, 2017	During the Period(2)
Actual	$1,000.00	$1,031.50	$4.81
Hypothetical (5% annual	$1,000.00	$1,020.19	$4.78
return before expenses)

(2)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio, 0.95%, multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 182 days, and divided by the number of days in the most recent twelve-month period, 365 days.

AlphaClone ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 26, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•
the Advisory Agreement (the “Advisory Agreement”) between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the AlphaClone Alternative Alpha ETF (“AlphaClone” or the “Fund”); and

•	the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of AlphaClone, and Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Adviser and its affiliates from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund.

The Board also considered that the Adviser and Sub-Adviser, along with other service providers of the Fund, had provided written updates on the Fund and each firm over the course of the year, and the Board considered that information alongside the Materials in its evaluation of each firm’s fees and other aspects of the Agreements. The Board then discussed the written materials that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided.  The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”). The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had previously received a copy of the Adviser’s

AlphaClone ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Continued) (Unaudited)

registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s management and staff.

The Board also considered other services currently provided by the Adviser to the Fund, such as overseeing the activities of the Sub-Adviser, including whether the Fund exhibits any significant tracking error relative to its underlying index, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Historical Performance.  The Board noted that it had received information regarding the Fund’s performance as of December 31, 2016, in the Materials. The Board considered that, because the objective of the Fund is to track the performance of an index managed by a third-party that is not affiliated with the Adviser and the trading for the Fund is handled by the Sub-Adviser, the Fund’s performance was not the direct result of investment decisions made by the Adviser. Consequently, the Board determined that the specific performance of the Fund was not directly relevant to their consideration of the Adviser’s services; however, the Board noted that it considered the Adviser’s oversight of the Sub-Adviser, including oversight of whether the Fund was exhibiting significant tracking error, as part of the Board’s consideration of the nature, quality, and extent of the Adviser’s services, as described above.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for the Fund and compared it to the universe of US Fund Long-Short Equity exchange traded funds (“ETFs”) as reported by Morningstar (“Category Peer Group”), as well as a subset of the Category Peer Group that was identified by management as a group of the most direct competitors for the Fund (“Selected Peer Group”). The Board noted that the expense ratio for the Fund was above the median for the Category Peer Group and significantly above the median for the Selected Peer Group. The Board further noted, however, that the fee was reflective of the specialized nature of its underlying index and the cost to the index provider of developing and maintaining the index.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund and its sponsor, taking into account analyses of the Adviser’s profitability with respect to the Fund. The Board noted that it intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

AlphaClone ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Continued) (Unaudited)

Conclusion.  No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to the Fund under the Sub-Advisory Agreement, noting that VIA would continue to provide investment management services to the Fund, as well as other ETFs. The Board noted the responsibilities that VIA has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services provided by VIA, the Board considered reports of the Trust’s CCO with respect to VIA’s compliance program and VIA’s experience providing investment management services to other ETFs, including other series of the Trust. VIA’s registration form (“Form ADV”) was provided to the Board, as was the response of VIA to a detailed series of questions which included, among other things, information about the background and experience of the portfolio manager primarily responsible for the day-to-day management of the Fund.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance as of December 31, 2016. The Board considered that, because the Fund is designed to track the performance of an index, the relevant consideration is the extent to which the Fund tracked its index before fees and expenses. The Board noted that for the three-year period, the Fund’s performance was in line with its index before fees and expenses. The Board also noted that its negative performance was the result of the Fund’s use of a hedging mechanism, which had created a drag on its performance.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered that the fees paid to VIA are paid by the Adviser from the fee the

AlphaClone ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Continued) (Unaudited)

Adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and VIA. The Board also took into account analyses of VIA’s profitability with respect to the Fund.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement at the Meeting; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

AlphaClone ETFs

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended March 31, 2017, certain dividends paid by the Fund may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

AlphaClone Alternative Alpha ETF	0.00%
AlphaClone International ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the fiscal year ended March 31, 2017 was as follows:

AlphaClone Alternative Alpha ETF	0.00%
AlphaClone International ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

AlphaClone Alternative Alpha ETF	0.00%
AlphaClone International ETF	0.00%

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.alphaclonefunds.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.alphaclonefunds.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

AlphaClone ETFs

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) their daily NAV is available, without charge, on the Funds’ website at www.alphaclonefunds.com.

(This Page Intentionally Left Blank.)

AlphaClone Alternative Alpha ETF Adviser
Exchange Traded Concepts, LLC
10900 Hefner Point Drive, Suite 207
Oklahoma City, Oklahoma 73120

AlphaClone International ETF Adviser
AlphaClone, Inc.
One Market Street
Steuart Tower, Suite 1208
San Francisco, California 94105

Sub-Adviser
Vident Investment Advisory, LLC
300 Colonial Center Pkwy, Suite 330
Roswell, Georgia 30076

Index Provider
AlphaClone, Inc.
One Market Street
Steuart Tower, Suite 1208
San Francisco, California 94105

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

AlphaClone Alternative Alpha ETF
Symbol – ALFA
CUSIP – 26922A305

AlphaClone International ETF
Symbol – ALFI
CUSIP – 26922A818

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s President (principal executive officer) and Treasurer (principal financial officer). The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. Filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

AlphaClone Alternative Alpha ETF

	FYE 03/31/2017	FYE 03/31/2016
Audit Fees	$ 14,500	$ 14,000
Audit-Related Fees	$ 0	$ 0
Tax Fees	$ 3,000	$ 3,000
All Other Fees	$ 0	$ 0

AlphaClone International ETF

	FYE 03/31/2017	FYE 03/31/2016
Audit Fees	$ 14,000	$ 14,000
Audit-Related Fees	$ 0	$ 0
Tax Fees	$ 3,000	$ 3,000
All Other Fees	$ 0	$ 0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

AlphaClone Alternative Alpha ETF

	FYE 03/31/2017	FYE 03/31/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

AlphaClone International ETF

	FYE 03/31/2017	FYE 03/31/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

AlphaClone Alternative Alpha ETF

Non-Audit Related Fees	FYE 03/31/2017	FYE 03/31/2016
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

AlphaClone International ETF

Non-Audit Related Fees	FYE 03/31/2017	FYE 03/31/2016
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows:
Ronald T. Beckman, David A. Massart, Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. “Filed herewith”

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    June 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Paul R. Feardy
Paul R. Fearday, President (principal executive officer)

Date    June 1, 2017

By (Signature and Title)*    /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    June 1, 2017

* Print the name and title of each signing officer under his or her signature.